IFRS 7 - Disclosure - Liquidity Risk - Summary of Remaining Contractual Maturity (Parenthetical) (Detail) - CAD ($) $ in Millions	Apr. 30, 2021	Oct. 31, 2020
Disclosure of assets and liabilities according to their remaining contractual maturities [line items]
Covered bonds	$ 35,000	$ 41,000
Commitments to extend credit to private equity investments	309	290
Over 1 month to 3 months [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [line items]
Covered bonds	5,000	2,000
Over 3 months to 6 months [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [line items]
Covered bonds	4,000	3,000
Later than six months and not later than nine months [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [line items]
Covered bonds	3,000	5,000
Later than nine months and not later than one year [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [line items]
Covered bonds	2,000	4,000
Over 1 year to 2 years [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [line items]
Covered bonds	11,000	9,000
Over 2 years to 5 years [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [line items]
Covered bonds	8,000	16,000
Over 5 years [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [line items]
Covered bonds	$ 2,000	$ 2,000